Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7:- PROPERTY AND EQUIPMENT, NET

	December 31,
	2021	2020
Cost:

Computers and software	$1,237	$1,164
Machines	572	572
Office furniture and equipment	501	495
Leasehold improvements	1,128	1,118
Motor Vehicles	665	375

	$4,103	$3,724

Accumulated Depreciation:

Computers and software	$1,181	$1,115
Machines	549	527
Office furniture and equipment	375	357
Leasehold improvements	610	535
Motor Vehicles	291	234

	$3,006	$2,768

Property and equipment, net	$1,097	$956

Depreciation expenses amounted to $238, $270 and $277 for the years ended December 31, 2021, 2020 and 2019, respectively. Additional equipment was purchased in an amount of $379, $84 and $342 for the years ended December 31, 2021, 2020 and 2019, respectively